Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

As of April 30, 2025, and January 31, 2025, intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization, as follows:

	April 30,	January 31,
	2025	2025
Customer base	$214,640	$214,640
Intellectual property and trademarks	623,822	623,822

Total	838,462	838,462

Less: Accumulated amortization	(592,536)	(577,370)

Net Intangible Assets	$245,926	$261,092

As of January 31, 2025, and 2024, intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization, as follows:

	January 31,
	2025	2024
Customer base	$214,940	$314,100
Intellectual property and trademarks	623,822	817,400

Total	838,462	1,131,500
Less: Accumulated amortization	(577,370)	(464,220)
Net Intangible Assets	$261,092	$667,280

Schedule of Amortization Expenses

Amortization expenses for the three months ending April 30, 2025, and 2024 amounted to $15,166 and $28,287, respectively. During the year ending January 31, 2025, the Company recorded an impairment charge of $293,038 to its Intellectual property.

Total
Year Ended January 31,
2026	$45,500
2027	60,666
2028	60,666
2029	41,736
2030	23,596
2031 and thereafter	13,762
$245,926

Amortization expenses for the years ending January 31, 2025, and 2024 amounted to $113,150 and $113,150, respectively. During the year ending January 31, 2025, the Company recorded an impairment charge of $298,038 to its Intellectual property.

Year Ended January 31,	Total
2026	$60,666
2027	60,666
2028	60,666
2029	41,736
2030	33,218
2031 and thereafter	4,142
$261,092